Segmented Information - Schedule of Information About the Assets and Liabilities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cultivation Segment [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	$ 20,085		$ 17,785	$ 7,421,320
Reportable segment liabilities	161,977		133,163	5,949,793
Revenues from external customers
Intersegment revenues
Other income (expense)		(1,719,375)	(879,154)	(990,870)
Finance income
Finance expense
Depreciation & amortization
Discontinued operations		(461,405)	(827,620)	(28,562,693)
Reportable segment income (loss)	(10,737)	(683,722)	(206,397)	(29,566,625)
Distribution Segment [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets			1,052,080	831,714
Reportable segment liabilities			1,026,211	1,314,705
Revenues from external customers			836,664	423,683
Intersegment revenues
Other income (expense)	5,781		411,198	117,785
Finance income			3,539	39
Finance expense			(19,024)	(14,638)
Depreciation & amortization	926		3,783	3,759
Discontinued operations	10,911,606	55,823
Reportable segment income (loss)		55,823	43,414	(355,688)
Corporate Segment [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	6,194,944		6,844,218	586,959
Reportable segment liabilities	2,751,851		2,478,171	5,404,387
Revenues from external customers
Intersegment revenues
Other income (expense)	60,315	1,664,027	1,675,644	940,863
Finance income	38,116		2,953
Finance expense	(17,749)	(62,192)	(81,083)	(106,758)
Depreciation & amortization	83,862	102,051	137,271	205,424
Discontinued operations	(10,322,314)
Reportable segment income (loss)	(804,264)	(2,054,991)	(3,933,046)	(2,352,757)
Reportable Segments [Member]
Schedule of Information About the Assets and Liabilities [Line Items]
Reportable segment assets	6,215,029		7,914,083	8,839,993
Reportable segment liabilities	2,913,828		3,637,545	12,668,885
Revenues from external customers			836,664	423,683
Intersegment revenues
Other income (expense)	66,096	(55,348)	1,207,688	67,778
Finance income	38,116		6,492	39
Finance expense	(17,749)	(62,192)	(100,107)	(121,396)
Depreciation & amortization	84,788	102,051	141,054	209,183
Discontinued operations	589,292	(405,582)	(827,620)	(28,562,693)
Reportable segment income (loss)	$ (815,001)	$ (2,682,890)	$ (4,096,029)	$ (32,275,070)